Investments (Equity and Fixed Income Securities, Insurance Contracts and Cash Equivalents in Decommissioning Trust Funds) (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022
Summary of Investment Holdings [Line Items]
Amortized Cost, Total		$ 3,652	$ 3,632
Total Unrealized Gains		2,723	2,506
Total Unrealized Losses	[1]	(113)	(181)
Allowance for Credit Losses, Total		0	0
Fixed income securities Fair Value		1,886
Fair Value, Total		6,262	5,957	[2]
Net assets related to pending sales of securities		33	42
Fair value of securities in an unrealized loss position		1,200	1,600
Cash Equivalents and Other
Summary of Investment Holdings [Line Items]
Cash equivalents and other, Amortized Cost	[3]	69	43
Cash equivalents and other, Total Unrealized Gains	[3]	0	0
Cash equivalents and other, Total Unrealized Losses	[3]	0	0
Cash equivalents and other, Allowance for Credit Losses	[3]	0	0
Cash equivalents and other, Fair Value	[3]	69	43
U.S.
Summary of Investment Holdings [Line Items]
Equity securities Amortized Cost	[4]	1,392	1,378
Equity securities Total Unrealized Gains	[4]	2,708	2,501
Equity securities Total Unrealized Losses	[4]	(25)	(46)
Equity securities Fair Value	[4]	4,075	3,833
Virginia Electric and Power Company
Summary of Investment Holdings [Line Items]
Amortized Cost, Total		2,018	2,012
Total Unrealized Gains		1,416	1,307
Total Unrealized Losses	[1]	(74)	(117)
Allowance for Credit Losses, Total		0	0
Fixed income securities Fair Value		1,080
Fair Value, Total		3,360	3,202	[5]
Net assets related to pending sales of securities		17	24
Fair value of securities in an unrealized loss position		627	946
Virginia Electric and Power Company | Cash Equivalents and Other
Summary of Investment Holdings [Line Items]
Cash equivalents and other, Amortized Cost	[3]	28	23
Cash equivalents and other, Total Unrealized Gains	[3]	0	0
Cash equivalents and other, Total Unrealized Losses	[3]	0	0
Cash equivalents and other, Allowance for Credit Losses	[3]	0	0
Cash equivalents and other, Fair Value	[3]	28	23
Virginia Electric and Power Company | U.S.
Summary of Investment Holdings [Line Items]
Equity securities Amortized Cost	[4]	867	858
Equity securities Total Unrealized Gains	[4]	1,407	1,304
Equity securities Total Unrealized Losses	[4]	(22)	(35)
Equity securities Fair Value	[4]	2,252	2,127
Corporate Debt Fixed Income Securities
Summary of Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[6]	586	640
Fixed income securities Total Unrealized Gains	[6]	3	1
Fixed income securities Total Unrealized Losses	[6]	(46)	(65)
Fixed income securities Allowance for Credit Losses	[6]	0	0
Fixed income securities Fair Value	[6]	543	576
Corporate Debt Fixed Income Securities | Virginia Electric and Power Company
Summary of Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[6]	360	406
Fixed income securities Total Unrealized Gains	[6]	2	1
Fixed income securities Total Unrealized Losses	[6]	(33)	(47)
Fixed income securities Allowance for Credit Losses	[6]	0	0
Fixed income securities Fair Value	[6]	329	360
Government Debt Fixed Income Securities
Summary of Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[6]	1,299	1,252
Fixed income securities Total Unrealized Gains	[6]	12	4
Fixed income securities Total Unrealized Losses	[6]	(42)	(70)
Fixed income securities Allowance for Credit Losses	[6]	0	0
Fixed income securities Fair Value	[6]	1,269	1,186
Government Debt Fixed Income Securities | Virginia Electric and Power Company
Summary of Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[6]	709	664
Fixed income securities Total Unrealized Gains	[6]	7	2
Fixed income securities Total Unrealized Losses	[6]	(19)	(35)
Fixed income securities Allowance for Credit Losses	[6]	0	0
Fixed income securities Fair Value	[6]	697	631
Insurance Contracts
Summary of Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[6]	232	221
Fixed income securities Total Unrealized Gains	[6]	0	0
Fixed income securities Total Unrealized Losses	[6]	0	0
Fixed income securities Fair Value	[6]	232	221
Fixed Income | Common/collective trust funds
Summary of Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[6]	74	98
Fixed income securities Total Unrealized Gains	[6]	0	0
Fixed income securities Total Unrealized Losses	[6]	0	0
Fixed income securities Allowance for Credit Losses	[6]	0	0
Fixed income securities Fair Value	[6]	74	98
Fixed Income | Virginia Electric and Power Company | Common/collective trust funds
Summary of Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[6]	54	61
Fixed income securities Total Unrealized Gains	[6]	0	0
Fixed income securities Total Unrealized Losses	[6]	0	0
Fixed income securities Allowance for Credit Losses	[6]	0	0
Fixed income securities Fair Value	[6]	$ 54	$ 61

[1]	Dominion Energy's fair value of securities in an unrealized loss position was $1.2 billion and $1.6 billion at March 31, 2023 and December 31, 2022, respectively. Virginia Power's fair value of securities in an unrealized loss position was $627 million and $946 million at March 31, 2023 and December 31, 2022, respectively.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[3]	Dominion Energy includes pending sales of securities of $33 million and $42 million at March 31, 2023 and December 31, 2022, respectively. Virginia Power includes pending sales of securities of $17 million and $24 million at March 31, 2023, and December 31, 2022, respectively.
[4]	Unrealized gains and losses on equity securities are included in other income (expense) and the nuclear decommissioning trust regulatory liability.
[5]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.
[6]	Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability. Changes in allowance for credit losses are included in other income (expense).